VARIABLE INTEREST ENTITIES ("VIEs") VARIABLE INTEREST ENTITIES ("VIEs") - HILLI LLC (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Jul. 12, 2018	Jun. 30, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Investment in affiliate	$ 208,554			$ 0
Hilli LLC
Variable Interest Entity [Line Items]
Equity method investment, aggregate cost		$ 658,000
Hilli LLC
Variable Interest Entity [Line Items]
Investment in affiliate	$ 208,554		$ 0
Hilli LLC
Variable Interest Entity [Line Items]
Business acquisition, percentage of interests acquired		50.00%
Hilli LLC | Hilli LLC
Variable Interest Entity [Line Items]
Business acquisition, percentage of interests acquired		50.00%